Interest and similar income and expense and net gain (loss) on investment securities and derivatives - Schedule of Adjustments to Fair Value of Financial Assets and Liabilities (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Adjustments to Fair Value of Financial Assets and Liabilities	R$ (4,834)	R$ 4,181	R$ 7,066
Derivatives [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Adjustments to Fair Value of Financial Assets and Liabilities	(260)	2,028	7,332
Financial Assets Designated At Fair Value Through Profit Or Loss Equity Securities [Member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Adjustments to Fair Value of Financial Assets and Liabilities	(218)	180	48
Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Adjustments to Fair Value of Financial Assets and Liabilities	(4,110)	2,138	684
Financial assets at fair value through other comprehensive income [Member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Adjustments to Fair Value of Financial Assets and Liabilities	(254)	(128)	(851)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Adjustments to Fair Value of Financial Assets and Liabilities	R$ 8	R$ (37)	R$ (147)